Taxes Payable	12 Months Ended
Dec. 31, 2025
Taxes Payable [Abstract]
Taxes Payable
13.
Taxes payable

The breakdown of taxes payable is as follows:

	December 31, 2025	December 31, 2024
Income tax payable	369	1,411
Other taxes payable	7,055	6,612
Total	7,424	8,023
Current	7,263	7,863
Non-current	161	160